Financial Assets at Amortized Cost - Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage (Details) - Individual [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period		$ (1,341)	$ (1,641)
Net change on Balance	[1]	(559)	(30)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation			300
Amounts written off
Foreign exchange adjustments		(88)	30
Total		(1,988)	(1,341)
Stage 1 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period		(1,341)	(1,641)
Net change on Balance	[1]	(559)	(30)
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation			300
Amounts written off
Foreign exchange adjustments		(88)	30
Total		(1,988)	(1,341)
Stage 2 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Stage 3 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Gross carrying amount [member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period		2,519,931	2,174,792
Net change on Balance	[1]	(1,890,430)	343,280
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		38,202	1,859
Total		667,703	2,519,931
Gross carrying amount [member] | Stage 1 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period		2,519,931	2,174,792
Net change on Balance	[1]	(1,890,430)	343,280
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments		38,202	1,859
Total		667,703	2,519,931
Gross carrying amount [member] | Stage 2 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total
Gross carrying amount [member] | Stage 3 [Member]
Schedule of Gross Carrying Amount Corresponding Allowance for Ecl by Stage [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year	[2]
Refinements to models used for calculation
Amounts written off
Foreign exchange adjustments
Total

[1]	Net change between assets originated and assets repaid, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.